PREFERRED STOCK (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 07, 2014	Mar. 07, 2014	Aug. 19, 2013	Apr. 30, 2013	May. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 02, 2015	Mar. 06, 2014
Preferred Stock, Par or Stated Value Per Share			$ 1,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Adjustments to Additional Paid in Capital, Warrant Issued											$ 1,939
Gain Loss On Issuance Of Warrant						$ 0	$ 0	$ 0	$ (3,867)	$ (3,867)	$ 0
Preferred Stock Shares Convertible Conversion Price												$ 12.00
Original Warrants [Member]
Warrants To Purchase Of Common Stock Price Per Share													$ 9.00
Adjustments to Additional Paid in Capital, Warrant Issued		$ 400,000
Proceeds from Warrant Exercises		$ 300,000
New Warrants [Member]
Common Stock Warrants Closing Price Per Share		$ 27.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 18.00
Debenture And Warrant Transaction [Member]
Warrants Exercise Price Per Share										$ 9.00
Warrants Exercise Price Per Share Based On Conditions										$ 0.001
Series A Convertible Preferred Stock [Member]
Preferred Stock Shareholders Entitled To Receive Stated Value Per Share					$ 1.00
Preferred Stock Shares, Designated											250,000
Convertible Preferred Stock Shares Converted To Common Stock					53,961
Conversion of Stock, Description										The series A shares are convertible into the Companys common stock at a stated conversion price that is equal to the lessor of 1) 110% of the closing common stock price on the date of conversion or 2) 80% of the lowest closing common stock price occurring during a 30 trading day period prior to notice of conversion.
Series C Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated											5,000
Common Stock, Voting Rights				The holders of Series C shares are entitled to 2 common stock equivalent votes per share on all corporate matters except those that by law only require a single series vote
Series D Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated			1,300
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments			$ 1,250
Preferred Stock, Conversion Basis			The conversion price for the Series D Preferred Stock is $4.50 per share, subject to adjustment under certain conditions. The Series D Preferred Stock is also subject to redemption by the Series D Preferred Stockholders upon certain triggering events. The redemption amount is equal to the greater of 130% of the stated value or the stated value divided by the then conversion price multiplied by the volume weighted average price (“VWAP”) on the trading day immediately preceding the triggering event, plus any accrued and unpaid dividends.
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Preferred Stock Discount On Shares Percentage										10.00%
Preferred Stock Shares Convertible Conversion Price			$ 4.50
Preferred Stock Convertible Beneficial Conversion Feature										$ 321
Preferred Stock, Discount on Shares										130
Series E Convertible Preferred Stock [Member]
Preferred Stock Shares, Designated	4,500
Preferred Stock, Par or Stated Value Per Share	$ 1,000
Stock Issuance Costs										$ 43
Sale of Stock, Number of Shares Issued in Transaction										3,944
Sale of Stock, Consideration Received on Transaction										$ 3,507
Preferred Stock, Dividend Rate, Percentage	12.00%
Preferred Stock Discount On Shares Percentage										10.00%
Preferred Stock Shares Convertible Conversion Price	$ 12.00
Preferred Stock Convertible Beneficial Conversion Feature										$ 376
Preferred Stock, Discount on Shares										450
Series E Convertible Preferred Stock [Member] | Notes Payable, Other Payables [Member]
Debt Instrument Retired Amount										$ 500
Stock Issued During Period, Shares, Other										556